Short-Term Investments - Additional Information (Detail) (Certificates of deposit [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Certificates of deposit [Member]
Schedule of Investments [Line Items]
Short-term investments original maturity description	Short-term investments consist of certificates of deposit with original maturities less than one year but greater than three months which are classified as held-to-maturity.	Short-term investments consist of certificates of deposit with original maturities less than one year but greater than three months which are classified as held-to-maturity.
Short-term investments original maturity period, maximum	1 year	1 year
Short-term investments original maturity period, minimum	3 months	3 months